Reinsurance - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Reinsurance, excess loss coverage threshold	$ 0.5	$ 0.5
Life insurance reserves, fully coinsured by third party	$ 5.3	5.2
Life insurance reserves, coinsurance percentage	100.00%
Life insurance reserves, hold in trust percentage	100.00%
Annuity reserve, fully ceded to third party	$ 0.9	$ 0.9
Annuity reserves, transfer of risk percentage	100.00%
Minimum
Effects of Reinsurance [Line Items]
Life insurance reserves assumption, interest rate	1.00%
Annuity reserves assumption, interest rate	1.00%
Maximum
Effects of Reinsurance [Line Items]
Life insurance reserves assumption, interest rate	4.50%
Annuity reserves assumption, interest rate	5.50%